Note 2 - Cash, Cash Equivalents and Short Term Investments (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Cash and Cash Equivalents [Table Text Block]
	December 31,
	2016	2015
Total cash and cash equivalents	21,989	13,578
Short term investments	-	1,000
Total cash and cash equivalents, and short term investments	21,989	14,578